Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Growth Fund
Class Name	Class A
Trading Symbol	SCHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$22	0.41%
[1],[2]
Expenses Paid, Amount	$ 22	[1]
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 848,713,783
Holdings Count | $ / shares	20	[3]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$848,713,783
Total Number of Portfolio Holdings*	20
Portfolio Turnover Rate	34%
[3]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Growth Fund
Class Name	Class C
Trading Symbol	SCHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C1	$58	1.11%
[4],[5]
Expenses Paid, Amount	$ 58	[4]
Expense Ratio, Percent	1.11%	[4]
Net Assets	$ 848,713,783
Holdings Count | $ / shares	20	[6]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$848,713,783
Total Number of Portfolio Holdings*	20
Portfolio Turnover Rate	34%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Growth Fund
Class Name	Class I
Trading Symbol	LANIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1	$7	0.13%
[7],[8]
Expenses Paid, Amount	$ 7	[7]
Expense Ratio, Percent	0.13%	[7]
Net Assets	$ 848,713,783
Holdings Count | $ / shares	20	[9]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$848,713,783
Total Number of Portfolio Holdings*	20
Portfolio Turnover Rate	34%
[9]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Growth Fund
Class Name	Class R
Trading Symbol	LLLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R1	$36	0.69%
[10],[11]
Expenses Paid, Amount	$ 36	[10]
Expense Ratio, Percent	0.69%	[10]
Net Assets	$ 848,713,783
Holdings Count | $ / shares	20	[12]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$848,713,783
Total Number of Portfolio Holdings*	20
Portfolio Turnover Rate	34%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Moderate Growth Fund
Class Name	Class A
Trading Symbol	SCGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$22	0.42%
[13],[14]
Expenses Paid, Amount	$ 22	[13]
Expense Ratio, Percent	0.42%	[13]
Net Assets	$ 501,374,305
Holdings Count | $ / shares	21	[15]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$501,374,305
Total Number of Portfolio Holdings*	21
Portfolio Turnover Rate	34%
[15]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Moderate Growth Fund
Class Name	Class C
Trading Symbol	SCGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C1	$60	1.16%
[16],[17]
Expenses Paid, Amount	$ 60	[16]
Expense Ratio, Percent	1.16%	[16]
Net Assets	$ 501,374,305
Holdings Count | $ / shares	21	[18]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$501,374,305
Total Number of Portfolio Holdings*	21
Portfolio Turnover Rate	34%
[18]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Moderate Growth Fund
Class Name	Class R
Trading Symbol	LLMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$42	0.80%
[19],[20],[21]
Expenses Paid, Amount	$ 42	[19]
Expense Ratio, Percent	0.80%	[19]
Net Assets	$ 501,374,305
Holdings Count | $ / shares	21	[22]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$501,374,305
Total Number of Portfolio Holdings*	21
Portfolio Turnover Rate	34%
[22]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Moderate Growth Fund
Class Name	Class I
Trading Symbol	LLAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1	$6	0.12%
[23],[24]
Expenses Paid, Amount	$ 6	[23]
Expense Ratio, Percent	0.12%	[23]
Net Assets	$ 501,374,305
Holdings Count | $ / shares	21	[25]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$501,374,305
Total Number of Portfolio Holdings*	21
Portfolio Turnover Rate	34%
[25]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Conservative Growth Fund
Class Name	Class A
Trading Symbol	SBBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$23	0.44%
[26],[27]
Expenses Paid, Amount	$ 23	[26]
Expense Ratio, Percent	0.44%	[26]
Net Assets	$ 291,613,068
Holdings Count | $ / shares	21	[28]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$291,613,068
Total Number of Portfolio Holdings*	21
Portfolio Turnover Rate	34%
[28]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Conservative Growth Fund
Class Name	Class C
Trading Symbol	SCBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C1	$62	1.21%
[29],[30]
Expenses Paid, Amount	$ 62	[29]
Expense Ratio, Percent	1.21%	[29]
Net Assets	$ 291,613,068
Holdings Count | $ / shares	21	[31]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$291,613,068
Total Number of Portfolio Holdings*	21
Portfolio Turnover Rate	34%
[31]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Conservative Growth Fund
Class Name	Class I
Trading Symbol	LMEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1	$7	0.13%
[32],[33]
Expenses Paid, Amount	$ 7	[32]
Expense Ratio, Percent	0.13%	[32]
Net Assets	$ 291,613,068
Holdings Count | $ / shares	21	[34]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$291,613,068
Total Number of Portfolio Holdings*	21
Portfolio Turnover Rate	34%
[34]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Conservative Growth Fund
Class Name	Class R
Trading Symbol	LLARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R1	$40	0.78%
[35],[36]
Expenses Paid, Amount	$ 40	[35]
Expense Ratio, Percent	0.78%	[35]
Net Assets	$ 291,613,068
Holdings Count | $ / shares	21	[37]
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$291,613,068
Total Number of Portfolio Holdings*	21
Portfolio Turnover Rate	34%
[37]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Defensive Growth Fund
Class Name	Class A
Trading Symbol	SBCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$29	0.57%
[38],[39]
Expenses Paid, Amount	$ 29	[38]
Expense Ratio, Percent	0.57%	[38]
Net Assets	$ 106,701,444
Holdings Count | $ / shares	21	[40]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$106,701,444
Total Number of Portfolio Holdings*	21
Portfolio Turnover Rate	36%
[40]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Defensive Growth Fund
Class Name	Class C
Trading Symbol	LWLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C1	$69	1.36%
[41],[42]
Expenses Paid, Amount	$ 69	[41]
Expense Ratio, Percent	1.36%	[41]
Net Assets	$ 106,701,444
Holdings Count | $ / shares	21	[43]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$106,701,444
Total Number of Portfolio Holdings*	21
Portfolio Turnover Rate	36%
[43]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C1
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Defensive Growth Fund
Class Name	Class C1
Trading Symbol	SBCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1[1]	$64	1.25%
[44],[45],[46]
Expenses Paid, Amount	$ 64	[44]
Expense Ratio, Percent	1.25%	[44]
Net Assets	$ 106,701,444
Holdings Count | $ / shares	21	[47]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$106,701,444
Total Number of Portfolio Holdings*	21
Portfolio Turnover Rate	36%
[47]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Defensive Growth Fund
Class Name	Class I
Trading Symbol	LMGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I1	$13	0.25%
[48],[49],[50]
Expenses Paid, Amount	$ 13	[48]
Expense Ratio, Percent	0.25%	[48]
Net Assets	$ 106,701,444
Holdings Count | $ / shares	21	[51]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$106,701,444
Total Number of Portfolio Holdings*	21
Portfolio Turnover Rate	36%
[51]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Defensive Growth Fund
Class Name	Class R
Trading Symbol	LMLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$41	0.80%
[52],[53],[54]
Expenses Paid, Amount	$ 41	[52]
Expense Ratio, Percent	0.80%	[52]
Net Assets	$ 106,701,444
Holdings Count | $ / shares	21	[55]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$106,701,444
Total Number of Portfolio Holdings*	21
Portfolio Turnover Rate	36%
[55]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[14]
†	Annualized.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[17]
†	Annualized.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[20]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[21]
†	Annualized.

[22]
*	Does not include derivatives, except purchased options, if any.

[23]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[24]
†	Annualized.

[25]
*	Does not include derivatives, except purchased options, if any.

[26]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[27]
†	Annualized.

[28]
*	Does not include derivatives, except purchased options, if any.

[29]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[30]
†	Annualized.

[31]
*	Does not include derivatives, except purchased options, if any.

[32]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[33]
†	Annualized.

[34]
*	Does not include derivatives, except purchased options, if any.

[35]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[36]
†	Annualized.

[37]
*	Does not include derivatives, except purchased options, if any.

[38]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[39]
†	Annualized.

[40]
*	Does not include derivatives, except purchased options, if any.

[41]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[42]
†	Annualized.

[43]
*	Does not include derivatives, except purchased options, if any.

[44]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[45]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[46]
†	Annualized.

[47]
*	Does not include derivatives, except purchased options, if any.

[48]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[49]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[50]
†	Annualized.

[51]
*	Does not include derivatives, except purchased options, if any.

[52]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[53]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[54]
†	Annualized.

[55]
*	Does not include derivatives, except purchased options, if any.